VOYA PARTNERS, INC.

VY® Fidelity® VIP Contrafund® Portfolio

(the “Portfolio”)

Supplement dated November 20, 2015 to the Portfolio’s Adviser Class and

Service Class Prospectus, dated May 1, 2015

(“Prospectus”)

Effective November 16, 2015, Peter Saperstone is removed as a portfolio manager of the Portfolio and Peter Dixon is added as a portfolio manager of the Portfolio.  The Prospectus is hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers of the Master Fund” of the summary section of the Portfolio’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers of the Master Fund

Peter Dixon	Jonathan Kasen
Portfolio Manager (since 11/15)	Portfolio Manager (since 07/13)
Steven Kaye	Monty Kori
Portfolio Manager (since 10/07)	Portfolio Manager (since 07/13)
Robert Lee	Brian Lempel
Portfolio Manager (since 10/07)	Portfolio Manager (since 04/13)
Douglas Simmons	Pierre Sorel
Portfolio Manager (since 10/07)	Portfolio Manager (since 10/07)
Robert Stansky	Tobias Welo
Portfolio Manager (since 10/07)	Portfolio Manager (since 11/11)

2.              The following replaces the information regarding Peter Saperstone in the sub-section entitled “Management of the Portfolios — Sub-Adviser to each Master Fund” of the Portfolio’s Prospectus.

Peter Dixon, Portfolio Manager, is a member of FMR’s Stock Selector Large Cap Group. Since joining Fidelity Investments in 2006, Mr. Dixon has worked as a research analyst and portfolio manager.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

November 20, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Partners, Inc.

SEC File Nos. 333-32575; 811-08319

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing via the EDGAR system is a supplement, dated November 20, 2015, to the Prospectus, dated May 1, 2015, for VY® Fidelity® VIP Contrafund® Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

Attachment

cc:  Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza

Ropes & Gray LLP